T. ROWE PRICE Institutional Small-Cap Stock Fund
September 30, 2024 (Unaudited)

Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  97.1%
COMMUNICATION
SERVICES  1.9%
Entertainment  1.1%
Liberty Media Corp-Liberty Live,
Class C (1) 984,207 50,519
50,519
Interactive Media & Services  0.8%
Match Group (1) 309,653 11,717
Reddit, Class A (1) 211,522 13,944
Vimeo (1) 2,312,900 11,680
37,341
Total Communication Services 87,860
CONSUMER
DISCRETIONARY  6.7%
Automobile Components  0.3%
Modine Manufacturing (1) 114,628 15,221
15,221
Broadline Retail  0.2%
Etsy (1) 8,245 458
Ollie's Bargain Outlet Holdings (1) 46,750 4,544
Savers Value Village (1) 571,581 6,013
11,015
Diversified Consumer
Services  0.9%
Bright Horizons Family Solutions (1) 159,252 22,316
Duolingo (1) 15,448 4,357
Strategic Education  163,570 15,138
41,811
Hotels, Restaurants &
Leisure  2.6%
BJ's Restaurants (1) 26,649 868
Caesars Entertainment (1) 300,200 12,530
Cava Group (1) 116,235 14,396
Dutch Bros, Class A (1) 441,871 14,153
Papa John's International  383,002 20,632
Red Rock Resorts, Class A  265,165 14,436
Shake Shack, Class A (1) 179,320 18,508
Torchys Holdings, Class A,
Acquisition Date: 11/13/20,
Cost $17,606 (1)(2)(3)(4) 2,059,233 9,019
Wyndham Hotels & Resorts  188,762 14,750
119,292
Household Durables  0.8%
Champion Homes (1) 292,955 27,787
Installed Building Products  39,985 9,847
37,634
Specialty Retail  1.6%
Advance Auto Parts  377,370 14,714
Burlington Stores (1) 55,160 14,534
Caleres  268,448 8,872
Five Below (1) 178,352 15,757
Shares/Par $ Value
(Cost and value in $000s)
‡
Floor & Decor Holdings, Class A (1) 39,332 4,884
RH (1) 47,598 15,918
74,679
Textiles, Apparel & Luxury
Goods  0.3%
Skechers USA, Class A (1) 214,558 14,358
14,358
Total Consumer Discretionary 314,010
CONSUMER STAPLES  2.3%
Beverages  0.3%
Boston Beer, Class A (1) 53,184 15,378
15,378
Food Products  1.3%
Farmers Business Network,
Acquisition Date: 11/3/17,
Cost $6,258 (1)(2)(3) 338,911 1,278
Post Holdings (1) 194,334 22,494
Simply Good Foods (1) 634,261 22,053
Utz Brands  840,178 14,871
60,696
Personal Care Products  0.7%
BellRing Brands (1) 248,504 15,089
Inter Parfums  141,895 18,373
33,462
Total Consumer Staples 109,536
ENERGY  5.6%
Energy Equipment &
Services  2.1%
Cactus, Class A  243,619 14,537
Expro Group Holdings (1) 937,396 16,095
Liberty Energy  590,393 11,271
TechnipFMC  1,390,432 36,471
Weatherford International  205,596 17,459
95,833
Oil, Gas & Consumable
Fuels  3.5%
Antero Resources (1) 523,390 14,995
DT Midstream  190,744 15,004
Kimbell Royalty Partners  500,138 8,047
Magnolia Oil & Gas, Class A  870,794 21,265
Matador Resources  171,388 8,470
Range Resources  1,114,123 34,270
Sitio Royalties, Class A  199,115 4,150
Southwestern Energy (1) 4,979,107 35,402
Viper Energy  425,879 19,211
160,814
Total Energy 256,647
FINANCIALS  18.2%
Banks  9.2%
Banc of California  1,098,329 16,178
Blue Foundry Bancorp (1) 380,801 3,903
Cadence Bank  674,951 21,497

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Capitol Federal Financial  1,378,109 8,048
Columbia Banking System  898,336 23,456
CRB Group, Acquisition Date:
4/14/22, Cost $1,368 (1)(2)(3) 13,013 950
CrossFirst Bankshares (1) 655,248 10,936
Dime Community Bancshares  394,783 11,370
Dogwood State Bank, Non-Voting
Shares, Acquisition Date: 5/6/19 -
4/5/24, Cost $1,736 (1)(2)(3) 173,647 3,084
Dogwood State Bank, Voting
Shares, Acquisition Date: 5/6/19,
Cost $742 (1)(2)(3) 74,220 1,318
East West Bancorp  408,589 33,807
Eastern Bankshares  828,394 13,577
Equity Bancshares, Class A  330,040 13,492
FB Financial  401,905 18,861
First Bancshares  418,724 13,454
Five Star Bancorp  451,999 13,438
Grasshopper Bancorp, Acquisition
Date: 10/12/18 - 5/2/19,
Cost $2,456 (1)(2)(3) 245,627 1,105
Grasshopper Bancorp, Warrants,
10/12/28, Acquisition Date: 10/12/18,
Cost $— (1)(2)(3) 47,055 32
HarborOne Bancorp  465,344 6,040
Home BancShares  498,962 13,517
Kearny Financial  740,215 5,085
Live Oak Bancshares  543,925 25,766
Origin Bancorp  346,408 11,141
Pacific Premier Bancorp  515,894 12,980
Pinnacle Financial Partners  290,461 28,456
Popular  124,903 12,524
Prosperity Bancshares  255,599 18,421
SouthState  318,807 30,982
Texas Capital Bancshares (1) 296,047 21,156
Western Alliance Bancorp  275,372 23,817
418,391
Capital Markets  3.9%
Cboe Global Markets  283,681 58,118
DigitalBridge Group  2,123,965 30,012
Hamilton Lane, Class A  97,376 16,397
StepStone Group, Class A  215,658 12,256
Stifel Financial  160,810 15,100
TMX Group (CAD)  1,453,343 45,552
177,435
Consumer Finance  0.4%
Encore Capital Group (1) 239,102 11,302
PRA Group (1) 239,022 5,345
16,647
Financial Services  1.4%
PennyMac Financial Services  441,985 50,373
Toast, Class A (1) 461,588 13,068
63,441
Insurance  3.3%
Assurant  162,420 32,299
Shares/Par $ Value
(Cost and value in $000s)
‡
First American Financial  222,050 14,657
Hanover Insurance Group  98,432 14,579
Oscar Health, Class A (1) 1,673,347 35,492
RLI  104,632 16,216
Selective Insurance Group  163,796 15,282
TWFG (1) 158,571 4,300
White Mountains Insurance Group  9,356 15,870
148,695
Total Financials 824,609
HEALTH CARE  17.2%
Biotechnology  7.0%
ACELYRIN (1) 1,280,989 6,315
Akero Therapeutics (1) 122,287 3,508
Arcellx (1) 143,085 11,949
Arrowhead Pharmaceuticals (1) 548,851 10,631
Black Diamond Therapeutics (1) 1,236,268 5,378
Blueprint Medicines (1) 150,084 13,883
Celldex Therapeutics (1) 261,300 8,882
Centessa Pharmaceuticals, ADR (1) 442,817 7,081
Crinetics Pharmaceuticals (1) 237,560 12,139
CRISPR Therapeutics (1) 87,894 4,129
Cytokinetics (1) 611,888 32,308
Erasca (1) 1,783,704 4,869
Immatics (1) 800,908 9,138
Immunocore Holdings, ADR (1) 902,829 28,105
Immunome (1) 1,026,667 15,010
Immunovant (1) 637,237 18,168
Insmed (1) 320,654 23,408
Ionis Pharmaceuticals (1) 378,570 15,165
Iovance Biotherapeutics (1) 865,600 8,128
Merus (1) 123,650 6,178
Nurix Therapeutics (1) 287,913 6,469
Prime Medicine (1) 348,418 1,348
Scholar Rock, Warrants, 12/31/25,
Acquisition Date: 6/17/22,
Cost $— (1)(3) 45,404 116
Tango Therapeutics (1) 587,454 4,523
Vaxcyte (1) 396,014 45,253
Vera Therapeutics (1) 196,393 8,681
Xenon Pharmaceuticals (1) 152,645 6,010
316,772
Health Care Equipment &
Supplies  3.5%
Haemonetics (1) 448,206 36,027
Masimo (1) 340,932 45,456
Neogen (1) 1,249,053 20,997
Novocure (1) 449,200 7,021
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $7,145 (1)(2)(3) 1,897,440 778
Penumbra (1) 92,992 18,069
PROCEPT BioRobotics (1) 182,283 14,605
QuidelOrtho (1) 318,363 14,517

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
West Affum DBA Kestra, Class
A, Acquisition Date: 7/15/24,
Cost $3,395 (1)(2)(3) 231,433 3,395
160,865
Health Care Providers &
Services  2.4%
Alignment Healthcare (1) 588,437 6,955
Concentra Group Holdings
Parent (1) 382,881 8,561
LifeStance Health Group (1) 895,250 6,267
Molina Healthcare (1) 41,777 14,395
NeoGenomics (1) 1,456,776 21,487
Privia Health Group (1) 1,037,178 18,887
Progyny (1) 765,997 12,838
RadNet (1) 112,577 7,812
Select Medical Holdings  340,857 11,886
109,088
Health Care Technology  0.7%
Doximity, Class A (1) 360,517 15,708
Waystar Holding (1) 528,295 14,734
30,442
Life Sciences Tools &
Services  2.2%
10X Genomics, Class A (1) 476,816 10,767
Bruker  620,370 42,843
Repligen (1) 6,177 919
Sotera Health (1) 1,628,819 27,201
Stevanato Group  852,310 17,046
98,776
Pharmaceuticals  1.4%
Elanco Animal Health (1) 2,891,622 42,478
Neumora Therapeutics (1) 489,113 6,461
Rapport Therapeutics (1) 213,334 4,369
Structure Therapeutics, ADR (1) 157,813 6,926
Third Harmonic Bio (1) 280,062 3,795
64,029
Total Health Care 779,972
INDUSTRIALS & BUSINESS
SERVICES  17.9%
Aerospace & Defense  0.8%
Cadre Holdings  195,706 7,427
Leonardo DRS (1) 795,530 22,450
Loar Holdings (1) 66,056 4,927
34,804
Building Products  1.7%
AAON  140,152 15,114
AZZ  407,012 33,623
CSW Industrials  41,094 15,057
Simpson Manufacturing  25,849 4,944
Zurn Elkay Water Solutions  240,940 8,659
77,397
Shares/Par $ Value
(Cost and value in $000s)
‡
Commercial Services &
Supplies  1.7%
BrightView Holdings (1) 952,399 14,991
Casella Waste Systems, Class A (1) 150,141 14,937
MSA Safety  84,700 15,021
Rentokil Initial (GBP)  882,072 4,313
Tetra Tech  310,320 14,635
VSE  179,719 14,868
78,765
Construction & Engineering  1.2%
API Group (1) 429,216 14,173
Arcosa  268,480 25,441
WillScot Holdings (1) 368,762 13,865
53,479
Electrical Equipment  0.3%
Thermon Group Holdings (1) 504,333 15,049
15,049
Ground Transportation  1.0%
Landstar System  46,414 8,766
Saia (1) 78,984 34,537
43,303
Machinery  5.6%
Crane  127,526 20,185
Enerpac Tool Group  449,791 18,842
Enpro  138,832 22,516
Esab  344,404 36,614
ESCO Technologies  132,907 17,142
Federal Signal  226,883 21,204
Graco  176,912 15,482
Mueller Water Products, Class A  697,318 15,132
RBC Bearings (1) 137,490 41,162
Spirax Group (GBP)  92,044 9,278
SPX Technologies (1) 215,727 34,400
Toro  49,689 4,309
256,266
Professional Services  1.9%
Acuren PIPE, Acquisition Date:
7/11/24, Cost $8,320 (1)(3) 831,957 7,923
Checkr, Acquisition Date: 6/29/18 -
12/2/19, Cost $2,271 (1)(2)(3) 291,546 1,260
Parsons (1) 329,376 34,150
Paycor HCM (1) 1,021,801 14,499
Paylocity Holding (1) 77,246 12,743
Verra Mobility (1) 489,457 13,612
84,187
Trading Companies &
Distributors  3.7%
Beacon Roofing Supply (1) 325,226 28,109
Custom Truck One Source (1) 806,714 2,783
FTAI Aviation  262,442 34,879
GMS (1) 278,173 25,194
McGrath RentCorp  126,500 13,318
Rush Enterprises, Class A  277,396 14,655

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SiteOne Landscape Supply (1) 307,582 46,417
Transcat (1) 41,690 5,035
170,390
Total Industrials & Business Services 813,640
INFORMATION
TECHNOLOGY  12.5%
Electronic Equipment,
Instruments & Components  4.3%
Cognex  165,476 6,701
CTS  331,889 16,057
Insight Enterprises (1) 118,366 25,495
Mirion Technologies (1) 2,850,215 31,552
Novanta (1) 89,330 15,983
PAR Technology (1) 1,046,045 54,478
Teledyne Technologies (1) 69,399 30,373
Vontier  447,002 15,082
195,721
IT Services  0.1%
ServiceTitan, Acquisition Date:
11/9/18 - 5/4/21, Cost $582 (1)(2)(3) 12,412 979
Themis Solutions, Acquisition Date:
4/14/21, Cost $1,603 (1)(2)(3) 71,410 2,485
3,464
Semiconductors & Semiconductor
Equipment  2.1%
Entegris  4,246 478
Lattice Semiconductor (1) 900,307 47,779
MACOM Technology Solutions
Holdings (1) 136,136 15,146
Onto Innovation (1) 69,578 14,442
Power Integrations  296,571 19,016
96,861
Software  6.0%
Altair Engineering, Class A (1) 159,376 15,222
Amplitude, Class A (1) 1,837,675 16,484
Appfolio, Class A (1) 19,221 4,525
Aurora Innovation (1) 3,907,548 23,133
Braze, Class A (1) 377,461 12,207
CCC Intelligent Solutions
Holdings (1) 2,246,158 24,820
Descartes Systems Group (1) 322,536 33,208
DoubleVerify Holdings (1) 948,886 15,979
Intapp (1) 508,933 24,342
JFrog (1) 432,297 12,554
Manhattan Associates (1) 15,931 4,483
Onestream (1) 162,977 5,525
QXO  2,330,768 36,756
Socure, Acquisition Date: 12/22/21,
Cost $1,200 (1)(2)(3) 74,692 311
Varonis Systems (1) 270,784 15,299
Workiva (1) 326,681 25,847
270,695
Total Information Technology 566,741
Shares/Par $ Value
(Cost and value in $000s)
‡
MATERIALS  4.1%
Chemicals  1.3%
Cabot  93,400 10,439
Element Solutions  1,019,546 27,691
HB Fuller  239,653 19,024
57,154
Containers & Packaging  0.5%
DS Smith (GBP)  3,645,797 22,545
22,545
Metals & Mining  1.6%
Constellium (1) 1,595,619 25,945
ERO Copper (CAD) (1) 922,571 20,539
Osisko Gold Royalties  518,761 9,602
Royal Gold  128,436 18,020
74,106
Paper & Forest Products  0.7%
Louisiana-Pacific  149,693 16,086
West Fraser Timber (CAD)  162,032 15,787
31,873
Total Materials 185,678
REAL ESTATE  4.6%
Health Care Real Estate
Investment Trusts  0.3%
Healthcare Realty Trust, REIT  769,100 13,959
13,959
Hotel & Resort Real Estate
Investment Trusts  0.2%
Ryman Hospitality Properties, REIT  103,500 11,099
11,099
Industrial Real Estate Investment
Trusts  1.2%
EastGroup Properties, REIT  76,822 14,352
Rexford Industrial Realty, REIT  286,144 14,396
Terreno Realty, REIT  373,350 24,951
53,699
Real Estate Management &
Development  1.3%
Colliers International Group  100,633 15,277
FirstService  177,957 32,470
Howard Hughes Holdings (1) 124,778 9,662
57,409
Residential Real Estate
Investment Trusts  0.9%
Flagship Communities, REIT  504,969 7,670
Independence Realty Trust, REIT  1,648,816 33,801
41,471
Specialized Real Estate
Investment Trusts  0.7%
CubeSmart, REIT  572,773 30,832
30,832
Total Real Estate 208,469

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
UTILITIES  3.2%
Electric Utilities  1.3%
IDACORP  152,559 15,727
OGE Energy  389,890 15,993
TXNM Energy  641,360 28,073
59,793
Gas Utilities  0.9%
Chesapeake Utilities  312,485 38,801
38,801
Independent Power & Renewable
Electricity Producers  0.3%
Talen Energy (1) 81,356 14,501
14,501
Water Utilities  0.7%
California Water Service Group  388,129 21,044
Middlesex Water  148,552 9,692
30,736
Total Utilities 143,831
Total Miscellaneous Common
Stocks  2.9% (5) 133,282
Total Common Stocks (Cost
$3,241,749) 4,424,275
CONVERTIBLE BONDS  0.1%
Kardium, 10.00%, 12/31/26,
Acquisition Date: 5/31/24,
Cost $2,301 (1)(2)(3) 2,300,700 2,301
Total Convertible Bonds (Cost
$2,301) 2,301
CONVERTIBLE PREFERRED STOCKS  2.1%
CONSUMER
DISCRETIONARY  0.0%
Hotels, Restaurants &
Leisure  0.0%
Torchys Holdings, Acquisition Date:
11/13/20, Cost $3,632 (1)(2)(3)(4) 404,324 1,771
1,771
Specialty Retail  0.0%
1661, Series F, Acquisition Date:
5/28/21, Cost $6,391 (1)(2)(3) 1,098,082 977
977
Total Consumer Discretionary 2,748
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series
D, Acquisition Date: 11/3/17,
Cost $17 (1)(2)(3) 919 4
Total Consumer Staples 4
Shares/Par $ Value
(Cost and value in $000s)
‡
FINANCIALS  0.1%
Banks  0.1%
CRB Group, Series D, Acquisition
Date: 1/28/22, Cost $4,795 (1)(2)(3) 45,609 3,330
Total Financials 3,330
HEALTH CARE  0.8%
Biotechnology  0.1%
Caris Life Sciences, Series
C, Acquisition Date: 8/14/20,
Cost $2,356 (1)(2)(3) 853,615 3,107
Caris Life Sciences, Series
D, Acquisition Date: 5/11/21,
Cost $4,729 (1)(2)(3) 583,832 2,125
5,232
Health Care Equipment &
Supplies  0.1%
Kardium, Series D-6, Acquisition
Date: 1/8/21, Cost $2,939 (1)(2)(3) 2,892,844 2,459
2,459
Health Care Providers &
Services  0.1%
Honor Technology, Series D,
Acquisition Date: 10/16/20,
Cost $5,009 (1)(2)(3) 2,080,305 3,557
3,557
Life Sciences Tools &
Services  0.5%
Cleerly, Series C, Acquisition Date:
7/8/22, Cost $2,524 (1)(2)(3) 214,212 1,782
Inscripta, Series E, Acquisition Date:
3/30/21, Cost $3,365 (1)(2)(3) 381,143 713
National Resilience, Series B,
Acquisition Date: 10/23/20,
Cost $3,621 (1)(2)(3) 265,089 12,319
National Resilience, Series
C, Acquisition Date: 6/9/21,
Cost $6,907 (1)(2)(3) 155,519 7,227
22,041
Total Health Care 33,289
INDUSTRIALS & BUSINESS
SERVICES  0.2%
Aerospace & Defense  0.1%
ABL Space Systems, Series
B, Acquisition Date: 3/24/21,
Cost $3,410 (1)(2)(3) 75,721 1,046
Epirus, Series C-2, Acquisition Date:
1/28/22, Cost $6,074 (1)(2)(3) 1,087,799 5,298
6,344
Air Freight & Logistics  0.0%
Flexe, Series C, Acquisition Date:
11/18/20, Cost $2,725 (1)(2)(3) 223,990 1,425
Flexe, Series D, Acquisition Date:
4/7/22, Cost $1,607 (1)(2)(3) 78,800 501
1,926

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Electrical Equipment  0.0%
CELLINK, Series D, Acquisition
Date: 1/20/22, Cost $2,969 (1)(2)(3) 142,571 282
282
Professional Services  0.1%
Checkr, Series C, Acquisition Date:
4/10/18, Cost $1,791 (1)(2)(3) 393,660 1,701
Checkr, Series D, Acquisition Date:
9/6/19, Cost $6,330 (1)(2)(3) 627,795 2,712
4,413
Total Industrials & Business Services 12,965
INFORMATION
TECHNOLOGY  0.5%
IT Services  0.3%
Haul Hub, Series B, Acquisition
Date: 2/14/20 - 3/3/21,
Cost $2,376 (1)(2)(3) 162,965 728
Haul Hub, Series C, Acquisition
Date: 4/14/22, Cost $959 (1)(2)(3) 50,834 227
ServiceTitan, Series A-1, Acquisition
Date: 11/9/18, Cost $5 (1)(2)(3) 185 14
ServiceTitan, Series D, Acquisition
Date: 11/9/18, Cost $2,387 (1)(2)(3) 90,775 7,158
ServiceTitan, Series F, Acquisition
Date: 3/25/21, Cost $577 (1)(2)(3) 5,381 424
Themis Solutions, Series AA,
Acquisition Date: 4/14/21,
Cost $361 (1)(2)(3) 16,080 560
Themis Solutions, Series AB,
Acquisition Date: 4/14/21,
Cost $36 (1)(2)(3) 1,600 56
Themis Solutions, Series B,
Acquisition Date: 4/14/21,
Cost $39 (1)(2)(3) 1,750 61
Themis Solutions, Series E,
Acquisition Date: 4/14/21,
Cost $1,286 (1)(2)(3) 57,265 1,993
11,221
Software  0.2%
Nuro, Series C, Acquisition Date:
10/30/20 - 3/2/21, Cost $6,214 (1)
(2)(3) 475,993 1,947
Nuro, Series D, Acquisition Date:
10/29/21, Cost $3,216 (1)(2)(3) 154,275 631
SecurityScorecard, Series
E, Acquisition Date: 3/5/21,
Cost $3,099 (1)(2)(3) 613,641 3,234
Seismic Software, Series E,
Acquisition Date: 12/13/18,
Cost $3,462 (1)(2)(3) 549,145 3,125
Seismic Software, Series F,
Acquisition Date: 9/25/20,
Cost $374 (1)(2)(3) 42,590 242
Socure, Series A, Acquisition Date:
12/22/21, Cost $1,459 (1)(2)(3) 90,776 378
Socure, Series A-1, Acquisition Date:
12/22/21, Cost $1,197 (1)(2)(3) 74,504 310
Shares/Par $ Value
(Cost and value in $000s)
‡
Socure, Series B, Acquisition Date:
12/22/21, Cost $22 (1)(2)(3) 1,348 5
Socure, Series E, Acquisition Date:
10/27/21, Cost $2,775 (1)(2)(3) 172,687 718
10,590
Total Information Technology 21,811
MATERIALS  0.5%
Chemicals  0.2%
Redwood Materials, Series
C, Acquisition Date: 5/28/21,
Cost $4,206 (1)(2)(3) 88,718 4,571
Sila Nano, Series F, Acquisition
Date: 1/7/21, Cost $5,284 (1)(2)(3) 128,029 2,503
7,074
Metals & Mining  0.3%
Kobold Metals, Series B-1,
Acquisition Date: 1/10/22,
Cost $3,092 (1)(2)(3) 112,792 9,582
Kobold Metals, Series C-1,
Acquisition Date: 9/20/24,
Cost $4,476 (1)(2)(3) 52,690 4,476
14,058
Total Materials 21,132
Total Convertible Preferred Stocks
(Cost $118,093) 95,279
SHORT-TERM INVESTMENTS  0.8%
Money Market Funds  0.8%
T. Rowe Price Government Reserve
Fund, 4.97% (6)(7) 34,813,566 34,814
Total Short-Term Investments
(Cost $34,814) 34,814
Total Investments in
Securities  100.1%
(Cost $3,396,957) $ 4,556,669
Other Assets Less Liabilities
(0.1)% (4,870)
Net Assets 100.0% $ 4,551,799

T. ROWE PRICE Institutional Small-Cap Stock Fund

‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $131,613 and represents 2.9% of net assets.
(4) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
GBP British Pound
PIPE Private Investment in Public Equity
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Institutional Small-Cap Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.97% $ —# $ — $ 1,831+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
09/30/24
T. Rowe Price Government Reserve Fund, 4.97% $ 42,076  ¤  ¤ $ 34,814^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $1,831 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $34,814.

T. ROWE PRICE Institutional Small-Cap Stock Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Small-Cap Stock Fund (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including

T. ROWE PRICE Institutional Small-Cap Stock Fund

developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 4,261,739 $ 136,542 $ 25,994 $ 4,424,275
Convertible Bonds — — 2,301 2,301
Convertible Preferred Stocks — — 95,279 95,279
Short-Term Investments 34,814 — — 34,814
Total $ 4,296,553 $ 136,542 $ 123,574 $ 4,556,669

T. ROWE PRICE Institutional Small-Cap Stock Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2024. Gain (loss)
reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2024, totaled $(5,388,000) for the period ended
September 30, 2024.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
E129-054Q3 09/24
($000s)
Beginning
Balance
12/31/23
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
9/30/24
Investment in Securities
Common Stocks $ 23,866 $ (1,422) $ 3,620 $ (70) $ 25,994
Convertible Bonds — — 2,301 — 2,301
Convertible Preferred Stocks 98,158 (2,365) 4,476 (4,990) 95,279
Total $ 122,024 $ (3,787) $ 10,397 $ (5,060) $ 123,574